SHORT-TERM BANK LOANS (Details Textual)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Sep. 29, 2014 USD ($)	Sep. 29, 2014 CNY (¥)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Mar. 31, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 29, 2014 CNY (¥)	Dec. 04, 2013 USD ($)	Dec. 04, 2013 CNY (¥)	Dec. 03, 2013 USD ($)	Dec. 03, 2013 CNY (¥)	Nov. 28, 2013 USD ($)	Nov. 28, 2013 CNY (¥)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 CNY (¥)
Short-Term Bank Loans and Notes Payable	$ 4,575,200				$ 4,547,200												$ 5,542,000
Guarantor Obligations, Maximum Exposure, Undiscounted											$ 1,963,200	¥ 12,000,000
Guarantor Obligations, Term					two years	two years
Working Capital [Member]
Short-Term Bank Loans and Notes Payable	4,575,200							¥ 28,000,000
Agricultural Development Bank of China [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate			6.60%				6.00%			6.60%	6.00%	6.00%			6.00%	6.00%		6.00%
Short-Term Bank Loans and Notes Payable			$ 5,521,600		$ 4,547,200		$ 5,525,000		¥ 28,000,000	¥ 34,000,000	$ 2,944,800	¥ 18,000,000			$ 2,617,600	¥ 16,000,000		¥ 34,000,000
Debt Instrument, Maturity Date							Nov. 19, 2013
Ganzhou Guoruitai Guarantee Co., Ltd [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			4,547,200							¥ 28,000,000
Security Deposit													$ 392,640	¥ 2,400,000
Guarantee Fee			$ 90,945	¥ 560,000	90,945	¥ 560,000
November 20 and December 4, 2013 [Member] | Ganzhou Guoruitai Guarantee Co., Ltd [Member]
Guarantee Fee	$ 49,080	¥ 300,000			$ 49,080	¥ 300,000